Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Operating Segments Number		7
Segment Information
Revenues		$ 401,624,981	$ 356,525,127	$ 299,538,656
Cost of revenues		(163,044,490)	(104,846,495)	(70,343,445)
Selling, general and administrative expenses		(286,687,587)	(198,424,922)	(125,721,179)
Gain from settlement of pre-existing relationship				2,100,832
Goodwill impairment charge	(417,822,304)	(417,822,304)
Income (loss) from operations		(465,929,400)	53,253,710	105,574,864
Interest expense				(215,854)
Interest income		2,626,919	2,807,831	1,038,789
Other income (loss), net		(4,276,851)	5,589,169	8,780,370
Income (loss) before taxes and equity in affiliates		(467,579,332)	61,650,710	115,178,169
Income tax (expense) benefit		2,723,930	(12,696,234)	(19,924,081)
Income (loss) before equity in affiliates		(464,855,402)	48,954,476	95,254,088
Income (loss) from equity in affiliates		(165,110)	(278,662)	22,128,235
Net income (loss)		(465,020,512)	48,675,814	117,382,323
Primary real estate agency services
Segment Information
Revenues		158,227,309	173,081,747	183,154,000
Cost of revenues		(95,125,886)	(62,946,388)	(55,655,737)
Selling, general and administrative expenses		(70,639,184)	(46,975,421)	(47,241,533)
Income (loss) from operations		(7,537,761)	63,159,938	80,256,730
Interest income		669,926	1,035,826	591,772
Other income (loss), net		2,942,800	1,845,960	1,842,672
Income (loss) before taxes and equity in affiliates		(3,925,035)	66,041,724	82,691,174
Income tax (expense) benefit		5,077,552	(9,987,481)	(15,981,753)
Income (loss) before equity in affiliates		1,152,517	56,054,243	66,709,421
Income (loss) from equity in affiliates		16,297	(2,277)	112,628
Net income (loss)		1,168,814	56,051,966	66,822,049
Secondary real estate brokerage services
Segment Information
Revenues		18,213,723	20,892,641	28,447,714
Cost of revenues		(2,355,373)	(890,545)	(1,877,546)
Selling, general and administrative expenses		(26,654,213)	(29,429,044)	(26,123,163)
Income (loss) from operations		(10,795,863)	(9,426,948)	447,005
Interest income		27,150	35,213	29,130
Other income (loss), net		271,918	195,509	279,030
Income (loss) before taxes and equity in affiliates		(10,496,795)	(9,196,226)	755,165
Income tax (expense) benefit		1,863,112	334,285	2,204,395
Income (loss) before equity in affiliates		(8,633,683)	(8,861,941)	2,959,560
Net income (loss)		(8,633,683)	(8,861,941)	2,959,560
Real estate information and consulting services
Segment Information
Revenues		61,750,112	75,110,282	61,707,295
Cost of revenues		(6,708,358)	(3,016,516)	(1,865,697)
Selling, general and administrative expenses		(48,176,668)	(35,214,081)	(22,723,019)
Gain from settlement of pre-existing relationship				2,100,832
Income (loss) from operations		6,865,086	36,879,685	39,219,411
Interest income		881,539	1,156,337	166,521
Other income (loss), net		1,790,394	2,360,398	2,481,451
Income (loss) before taxes and equity in affiliates		9,537,019	40,396,420	41,867,383
Income tax (expense) benefit		(3,696,794)	(2,911,786)	(6,710,032)
Income (loss) before equity in affiliates		5,840,225	37,484,634	35,157,351
Income (loss) from equity in affiliates		(94,385)	(271,300)
Net income (loss)		5,745,840	37,213,334	35,157,351
Real estate online services
Segment Information
Revenues		136,452,384	66,804,671	13,829,937
Cost of revenues		(37,583,296)	(26,361,391)	(4,930,280)
Selling, general and administrative expenses		(101,384,497)	(54,741,152)	(11,359,944)
Goodwill impairment charge		(417,822,304)
Income (loss) from operations		(420,337,713)	(14,297,872)	(2,460,287)
Interest income		675,759	286,154	23,722
Other income (loss), net		(1,011,864)	(22,831)	5,814
Income (loss) before taxes and equity in affiliates		(420,673,818)	(14,034,549)	(2,430,751)
Income tax (expense) benefit		305,651	455,815	957,085
Income (loss) before equity in affiliates		(420,368,167)	(13,578,734)	(1,473,666)
Income (loss) from equity in affiliates		(9,609)	(5,085)	22,015,607
Net income (loss)		(420,377,776)	(13,583,819)	20,541,941
Other services
Segment Information
Revenues		26,981,453	20,635,786	12,399,710
Cost of revenues		(21,271,577)	(11,631,655)	(6,014,185)
Selling, general and administrative expenses		(8,237,382)	(8,978,057)	(6,338,251)
Income (loss) from operations		(2,527,506)	26,074	47,274
Interest income		93,130	114,293	29,557
Other income (loss), net		(465,943)	726,952	(1,810)
Income (loss) before taxes and equity in affiliates		(2,900,319)	867,319	75,021
Income tax (expense) benefit		(825,591)	(587,067)	(393,776)
Income (loss) before equity in affiliates		(3,725,910)	280,252	(318,755)
Income (loss) from equity in affiliates		(77,413)
Net income (loss)		(3,803,323)	280,252	(318,755)
Non-allocated
Segment Information
Selling, general and administrative expenses		(31,595,643)	(23,087,167)	(11,935,269)
Income (loss) from operations		(31,595,643)	(23,087,167)	(11,935,269)
Interest expense				(215,854)
Interest income		279,415	180,008	198,087
Other income (loss), net		(7,804,156)	483,181	4,173,213
Income (loss) before taxes and equity in affiliates		(39,120,384)	(22,423,978)	(7,779,823)
Income (loss) before equity in affiliates		(39,120,384)	(22,423,978)	(7,779,823)
Net income (loss)		$ (39,120,384)	$ (22,423,978)	$ (7,779,823)